Debt - Financing Costs - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	May 03, 2016	Dec. 31, 2014	May 23, 2013
Debt Instrument [Line Items]
Deferred financing cost, net	$ 228	$ 301
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Lender finance fee	1.00%	1.00%
Deferred financing cost, net		$ 28		$ 383	$ 500
Unamortized discount	$ 200		$ 200